Share-Based Payments - Schedule of Number and Share Price of Restricted Stock Units (Details) - Employee Equity Plan	12 Months Ended
Dec. 31, 2021 € / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted under LTI 2020 and LTI-plus program (in shares)	627,486
Forfeited (in shares)	(13,059)
Allocated under LTI 2021 program | shares	110,036
Balance as of December 31, 2021 (in shares)	724,463
Granted under LTI 2020 and LTI-plus program (in euros per share)	€ 89.41
Allocated under LTI 2021 program (in euros per share)	227.62
Forfeited (in euros per share)	88.84
Balance as of December 31, 2021 (in euros per share)	€ 110.4